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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here is Amendment [  ]; Amendment Number:

The Amendment (Check only one.): [  ] is a restatement.

                                 [  ] adds new entries.

Institutional Investment Manager Filing this Report:

Name:    First Interstate Bank
Address: 401 North 31/st/ Street
         Billings, MT 59116

Form 13F File Number: 28-05949

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard A. McCann
Title: Vice President
Phone: 406-255-5132
Signature, Place, and Date of Signing:

      /s/ Richard A. McCann      Billings, MT      July 6, 2012

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[  ] 13F NOTICE.

[  ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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

                               13F SUMMARY PAGE

            Report Summary:
            Number of Other Included Mangers:                   0
            Form 13F Information Table Entry Total:            99
            Form 13F Information Table Value Total:  $273,572,198
            List of Other Included Managers:                 NONE

13 F REPORT OF MANAGED ASSETS

Date Run : 07/06/2012     Processing Date : 07/06/2012 Time Printed : 11:01:17 AM
                            As Of Date : 06/30/2012

                                                                     Investment Direction   Voting Authority

                                                  Market
Name Of Issuer                  Type    Cusip     Value    Shares/PV  Sole   Shared Other  Sole   Shared Other
Abbott Laboratories........... Equity 002824100  4,786,833   74,249   67,162  7,087   0    70,893  1,382 1,974
Alcoa Inc..................... Equity 013817101    136,159   15,561   15,561      0   0    15,561      0     0
Altria Group Inc.............. Equity 02209S103    699,119   20,235   17,385  2,850   0    17,895      0 2,340
American Express Company...... Equity 025816109    283,192    4,865    4,865      0   0     4,865      0     0
Amgen Inc..................... Equity 031162100    273,413    3,750    3,750      0   0     3,750      0     0
Apple Computer Inc............ Equity 037833100 12,054,928   20,642   19,499  1,143   0    20,376      0   266
Applied Materials Inc......... Equity 038222105    122,462   10,700   10,700      0   0    10,700      0     0
BB&T Corporation.............. Equity 054937107  3,118,812  101,096   96,998  4,098   0   100,734      0   362
BP PLC Formerly BP Amoco
  PLC Sponsored ADR........... Equity 055622104    331,860    8,186    6,939  1,247   0     8,186      0     0
Baker Hughes Inc.............. Equity 057224107  5,377,236  130,833  125,327  5,506   0   130,369      0   464
Bankers Petroleum Ltd......... Equity 066286303     26,205   15,000        0 15,000   0         0 15,000     0
Berkshire Hathaway Inc
  Del Cl A.................... Equity 084670108    499,780        4        0      4   0         4      0     0
Berkshire Hathaway Inc - Cl B. Equity 084670702  5,217,291   62,610   56,852  5,758   0    62,283    100   227
BHP Billiton Limited ADR...... Equity 088606108  3,318,415   50,818   48,203  2,615   0    50,401      0   417
Boeing Company................ Equity 097023105    256,261    3,449    3,449      0   0     3,449      0     0
Bristol Myers Squibb Company.. Equity 110122108    426,691   11,869   10,469  1,400   0    11,869      0     0
Caterpillar Inc............... Equity 149123101  4,229,027   49,806   46,982  2,824   0    49,144      0   662
Chevron Corp.................. Equity 166764100  8,530,414   80,857   75,220  5,637   0    79,699    397   761
Cisco Systems Inc............. Equity 17275R102  4,922,965  286,719  271,525 15,194   0   281,482      0 5,237
Citigroup Inc................. Equity 172967424  3,112,186  113,542  107,046  6,496   0   112,342      0 1,200
Coca Cola Company............. Equity 191216100    436,848    5,587    5,587      0   0     5,587      0     0
Conocophillips................ Equity 20825C104  4,930,460   88,233   84,489  3,744   0    87,960      0   273
Costco Wholesale Corporation.. Equity 22160K105  6,309,615   66,417   62,863  3,554   0    65,855      0   562
Danaher Corporation........... Equity 235851102    287,273    5,516    4,896    620   0     4,896      0   620
Deere & Company............... Equity 244199105  4,647,761   57,472   54,691  2,781   0    57,055      0   417
Disney Walt Co Holdings....... Equity 254687106  6,717,784  138,511  132,615  5,896   0   137,264      0 1,247
Du Pont E I De Nemours &
  Company..................... Equity 263534109  4,403,787   87,083   82,208  4,875   0    86,106      0   977
EMC Corporation............... Equity 268648102  6,713,676  261,946  248,040 13,906   0   258,521      0 3,425
Emerson Electric Company...... Equity 291011104  4,452,862   95,596   90,478  5,118   0    94,681      0   915
Exelon Corporation............ Equity 30161N101  3,631,195   96,523   90,912  5,611   0    95,455      0 1,068
Exxon Mobil Corporation....... Equity 30231G102  9,014,543  105,347   96,300  9,047   0   104,452      0   895

 FIBWM                                                            Page 1 of 4

13 F REPORT OF MANAGED ASSETS

Date Run : 07/06/2012     Processing Date : 07/06/2012 Time Printed : 11:01:17 AM
                            As Of Date : 06/30/2012

                                                              Investment Direction     Voting Authority

                                          Market
Name Of Issuer           Type    Cusip    Value    Shares/PV   Sole    Shared Other   Sole    Shared Other
First Interstate
  Bancsystem Inc -
  Cl A................. Equity 32055Y201   923,165    64,829    53,784 11,045   0      52,374      0 12,455
Fluor Corporation...... Equity 343412102   364,573     7,389     7,389      0   0       7,389      0      0
Ford Motor Company..... Equity 345370860   138,326    14,424    14,424      0   0      14,424      0      0
Fushi Copperweld....... Equity 36113E107   269,390    31,000         0 31,000   0           0 21,000 10,000
General Electric
  Company.............. Equity 369604103 5,430,550   260,583   242,243 18,340   0     258,448      0  2,135
Gilead Sciences Inc.... Equity 375558103 3,299,817    64,349    62,208  2,141   0      64,095      0    254
Glacier Bancorp Inc.... Equity 37637Q105   296,461    19,176    19,176      0   0      16,712      0  2,464
Goldcorp Inc........... Equity 380956409   345,736     9,200         0  9,200   0           0  8,000  1,200
Google Inc............. Equity 38259P508 5,639,441     9,722     9,351    371   0       9,685      0     37
Harbor Commodity Real
  Return Strategy Fd -
  Ins.................. Equity 411511397 9,873,214 1,441,345 1,347,078 94,267   0   1,431,816  5,901  3,628
Heartland Financial
  USA Inc.............. Equity 42234Q102   207,768     8,657     8,657      0   0       4,328      0  4,329
Huntington Bancshares
  Inc.................. Equity 446150104 2,902,464   453,510   435,196 18,314   0     451,717      0  1,793
Illinois Tool Works
  Inc.................. Equity 452308109 4,265,420    80,647    76,620  4,027   0      80,295      0    352
Intel Corporation...... Equity 458140100 7,747,315   290,706   274,411 16,295   0     287,807      0  2,899
International Business
  Machines
  Corporation.......... Equity 459200101 5,368,280    27,448    26,095  1,353   0      27,109      0    339
MFC IShares TR
  Goldman Sachs Corp
  Bd Fd................ Equity 464287242   664,266     5,649     5,649      0   0       5,649      0      0
Ishares Barclays 20+
  Year Treasury Bond
  Fund................. Equity 464287432   438,701     3,504     3,504      0   0       3,504      0      0
IShares Barclays 7-10
  Year Treasury Bond
  Fund................. Equity 464287440   426,108     3,948     3,948      0   0       3,948      0      0
MFC Ishares Russell
  2000 Value Index
  Fd................... Equity 464287630   289,233     4,109     4,109      0   0       4,109      0      0
iShares S&P Pref Stock
  Index Fund........... Equity 464288687 2,161,169    55,372    55,022    350   0      54,672      0    700
JP Morgan Chase &
  Company.............. Equity 46625H100 8,859,396   247,954   236,625 11,329   0     245,866      0  2,088
Johnson & Johnson...... Equity 478160104 5,294,745    78,371    71,327  7,044   0      75,143    600  2,628
Johnson Controls Inc... Equity 478366107 3,538,789   127,708   121,885  5,823   0     127,273      0    435
Kraft Foods Inc........ Equity 50075N104 4,975,917   128,843   122,386  6,457   0     127,614      0  1,229
MDU Resources Group
  Inc.................. Equity 552690109 1,654,094    76,543    14,857 61,686   0      14,857      0 61,686
McDonalds
  Corporation.......... Equity 580135101 6,438,964    72,732    69,148  3,584   0      71,937      0    795
McEwen Mining Inc...... Equity 58039P107    36,120    12,000         0 12,000   0           0  5,000  7,000
Merck & Co Inc......... Equity 58933Y105 5,533,963   132,550   120,157 12,393   0     126,540  2,500  3,510
Microsoft Corporation.. Equity 594918104   580,690    18,983    11,111  7,872   0      12,298  1,000  5,685
National Oilwell Varco
  Inc.................. Equity 637071101   294,749     4,574     4,474    100   0       4,574      0      0
NextEra Energy Inc..... Equity 65339F101 5,057,741    73,503    69,269  4,234   0      72,465      0  1,038

 FIBWM                                                            Page 2 of 4

13 F REPORT OF MANAGED ASSETS

Date Run : 07/06/2012     Processing Date : 07/06/2012 Time Printed : 11:01:17 AM
                            As Of Date : 06/30/2012

                                                             Investment Direction     Voting Authority

                                          Market
Name Of Issuer           Type    Cusip    Value    Shares/PV  Sole   Shared  Other  Sole   Shared  Other
Northern Trust
  Corporation.......... Equity 665859104 3,613,260   78,515   74,328   4,187   0    78,293      0     222
Oracle Corporation..... Equity 68389X105 5,494,411  184,997  176,620   8,377   0   183,480      0   1,517
Pace Oil and Gas Ltd... Equity 69374D104   160,650   51,000        0  51,000   0         0 39,000  12,000
Pengrowth Energy Corp.. Equity 70706P104    65,738   10,320        0  10,320   0         0  8,600   1,720
Penney J C Inc......... Equity 708160106   265,734   11,400   11,400       0   0    11,400      0       0
Pepsico Inc............ Equity 713448108 6,423,135   90,902   86,364   4,538   0    90,192      0     710
Philip Morris
  International........ Equity 718172109 5,437,869   62,318   59,298   3,020   0    62,078      0     240
Phillips 66............ Equity 718546104   430,624   12,955   12,348     607   0    12,955      0       0
Plum Creek Timber
  Company Inc.......... Equity 729251108   221,010    5,567    5,567       0   0     5,567      0       0
Procter & Gamble
  Company.............. Equity 742718109 6,405,403  104,578   99,984   4,594   0   104,224      0     354
Pure Energy............ Equity 74623J100   253,995   35,000        0  35,000   0         0 30,000   5,000
Qualcomm Inc........... Equity 747525103 4,979,295   89,427   84,574   4,853   0    88,688      0     739
Ross Stores Inc........ Equity 778296103   247,694    3,965    2,000   1,965   0     3,965      0       0
Schlumberger Limited... Equity 806857108 5,929,723   91,353   85,680   5,673   0    89,582      0   1,771
Silver Wheaton
  Corporation.......... Equity 828336107   295,240   11,000        0  11,000   0         0 11,000       0
Southern Company....... Equity 842587107   220,110    4,754    4,754       0   0     4,754      0       0
Target Corporation..... Equity 87612E106 6,413,469  110,216  104,729   5,487   0   108,897      0   1,319
Teva Pharmaceutical
  Industries Limited
  ADR.................. Equity 881624209 3,271,824   82,957   78,190   4,767   0    82,132      0     825
3M Company............. Equity 88579Y101   320,768    3,580    2,155   1,425   0     2,455      0   1,125
Tiffany & Co........... Equity 886547108 1,821,321   34,397   33,209   1,188   0    34,280      0     117
Travelers Companies
  Inc.................. Equity 89417E109   261,744    4,100    4,100       0   0     4,100      0       0
ML Arthur Street Fund
  III.................. Equity 8Y3L49998   212,520      230      230       0   0       230      0       0
Twin Butte Energy LTD.. Equity 901401307    95,800   40,000        0  40,000   0         0 35,000   5,000
U S Bancorp Del........ Equity 902973304 4,755,049  147,856  140,679   7,177   0   145,975      0   1,881
Unitedhealth Group Inc. Equity 91324P102 3,999,762   68,372   65,185   3,187   0    68,136      0     236
Vanguard Total Intrnl
  Stock Index Fd -
  Signal............... Equity 921909792   916,845   33,770   33,770       0   0    33,770      0       0
Vangaurd Growth Index
  Fund - Signal........ Equity 922908470   281,152    8,672        0   8,672   0     8,672      0       0
Verizon
  Communications....... Equity 92343V104   208,690    4,696    2,858   1,838   0     3,152      0   1,544
Waste Management Inc... Equity 94106L109 4,693,301  140,518  133,672   6,846   0   139,977      0     541
Wells Fargo &
  Company.............. Equity 949746101   458,964   13,725   13,325     400   0    13,725      0       0
Sugarland Enterprises
  Inc.................. Equity 998000483 2,311,980  115,599        0 115,599   0         0      0 115,599

 FIBWM                                                            Page 3 of 4

13 F REPORT OF MANAGED ASSETS

Date Run : 07/06/2012     Processing Date : 07/06/2012 Time Printed : 11:01:17 AM
                            As Of Date : 06/30/2012

                                                                Investment Direction   Voting Authority

                                            Market
Name Of Issuer            Type    Cusip     Value     Shares/PV  Sole  Shared  Other  Sole  Shared  Other
American Intl Group Wts
  Fractional............ Equity ACG874152           0   52,004  52,004       0   0   52,004       0      0
Industrias Penoles S.A.
  DE C.V................ Equity P55409141     215,000    5,000       0   5,000   0        0   5,000      0
Scandinavian Resources
  Ltd................... Equity Q83048100      13,000   65,000  65,000       0   0   65,000       0      0
Marine Harvest ASA...... Equity R2326D105      27,520   40,000       0  40,000   0        0  40,000      0
Zhaojin Mining Industry
  Co Ltd................ Equity Y988A6104     263,980  197,000       0 197,000   0        0 180,000 17,000
Errawarra Resources
  LTD................... Equity ZZC990137           0   50,000  50,000       0   0   50,000       0      0
                                          273,572,198

                        * * * End Of Asset Report * * *
            99     Assets Reported Of     40826     Assets On File

 FIBWM                                                            Page 4 of 4